Segmental analysis - Operating profit/(loss) before tax (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segmental analysis
Net interest income	£ 12,829	£ 11,275	£ 11,049
Net fees and commissions	2,514	2,467	2,330
Total income	16,641	14,703	14,752
Depreciation and amortisation	(1,154)	(1,058)	(934)
Impairment (losses)/releases	(671)	(359)	(578)
Operating profit before tax	7,708	6,195	6,178
Operating segment
Segmental analysis
Net interest income	12,829	11,275	11,049
Net fees and commissions	2,514	2,467	2,330
Other non-interest income	1,298	961	1,373
Total income	16,641	14,703	14,752
Depreciation and amortisation	(1,154)	(1,058)	(934)
Other operating expenses	(7,108)	(7,091)	(7,062)
Impairment (losses)/releases	(671)	(359)	(578)
Operating profit before tax	7,708	6,195	6,178
Retail Banking
Segmental analysis
Net fees and commissions	429	408	427
Total income	6,559	4,743	4,170
Retail Banking | Operating segment
Segmental analysis
Net interest income	6,064	5,233	5,496
Net fees and commissions	429	408	427
Other non-interest income	2	9	8
Total income	6,495	5,650	5,931
Depreciation and amortisation	(1)	(1)	(1)
Other operating expenses	(2,936)	(2,936)	(2,827)
Impairment (losses)/releases	(437)	(282)	(465)
Operating profit before tax	3,121	2,431	2,638
Commercial & Institutional
Segmental analysis
Net fees and commissions	1,729	1,765	1,654
Total income	8,324	8,250	7,730
Commercial & Institutional | Operating segment
Segmental analysis
Net interest income	6,149	5,339	5,044
Net fees and commissions	1,729	1,765	1,654
Other non-interest income	931	853	723
Total income	8,809	7,957	7,421
Depreciation and amortisation	(164)	(154)	(154)
Other operating expenses	(4,356)	(4,120)	(3,937)
Impairment (losses)/releases	(225)	(98)	(94)
Operating profit before tax	4,064	3,585	3,236
Central items & other
Segmental analysis
Net fees and commissions	16	4
Total income	1,550	1,684	2,525
Central items & other | Operating segment
Segmental analysis
Net interest income	(141)	58	(201)
Net fees and commissions	16	4
Other non-interest income	331	65	611
Total income	206	127	410
Depreciation and amortisation	(988)	(902)	(778)
Other operating expenses	910	680	386
Impairment (losses)/releases	1	10	(5)
Operating profit before tax	129	(85)	13
Private Banking & Wealth Management
Segmental analysis
Net fees and commissions	340	290	249
Total income	208	26	327
Private Banking & Wealth Management | Operating segment
Segmental analysis
Net interest income	757	645	710
Net fees and commissions	340	290	249
Other non-interest income	34	34	31
Total income	1,131	969	990
Depreciation and amortisation	(1)	(1)	(1)
Other operating expenses	(726)	(715)	(684)
Impairment (losses)/releases	(10)	11	(14)
Operating profit before tax	£ 394	£ 264	£ 291